OTHER PAYABLES AND ACCRUED LIABILITIES (Details Narrative) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Other payables	$ 59,922	$ 57,005	$ 44,931	$ 279,736	$ 47,850
Accounts Payable, Related Parties, Current	$ 20,563	$ 20,563	43,852		20,363
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Other payables			$ 43,852		$ 20,363